UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pacific Edge Investment Management, LLC
Address:  444 High Street, Suite 300
          Palo Alto, CA  94301

Form 13F File Number:    28-10143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:  Pacific Edge Investment Management, LLC
Name:     Karen Payne
Title:    Manager
Phone:    (650) 325-3343

Signature, Place and Date of Signing:

     /s/ Karen Payne
     Karen Payne              Palo Alto, CA            November 14, 2007

Report Type (Check only one.):

 X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name
     29-________________      ________________________________________
     [Repeat as necessary.]

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      38

Form 13F Information Table Value Total:      197,139


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NAME OF ISSUER          TITLE  CUSIP     VALUE      SHARES     PUT  INV.   OTHER  VOTING AUTH
                        OF               X1000                 /    DISC   MGR
                        CLASS                                  CAL  .
                                                               L
                                                                                  SOLE   SHR    NONE

***ACTIONS              NASDA  00507E107  6929      1255254         Sole          125525
SEMICONDUCTOR CO        Q OTC                                                     4
                        ISSUE
                        S
***SILICON MOTION       NASDA  82706C108  8076      358788          Sole          358788
TECHNOLOGY              Q OTC
                        ISSUE
                        S
ABX Air Inc             COMMO  00080S101  5751      812271          Sole          812271
                        N
                        STOCK
                        S
ACTUATE CORPORATION     NASDA  00508B102  5375      833349          Sole          833349
                        Q OTC
                        ISSUE
                        S
ADTRAN INC              NASDA  00738A106  5290      229697          Sole          229697
                        Q OTC
                        ISSUE
                        S
ARROW ELECTRONICS INC   COMMO  042735100  2654      62424           Sole          62424
                        N
                        STOCK
                        S
BIGBAND NETWORKS INC    NASDA  089750509  640       100000          Sole          100000
                        Q OTC
                        ISSUE
                        S
BROADVISION INC         NASDA  111412607  217       98563           Sole          98563
                        Q OTC
                        ISSUE
                        S
CARRIER ACCESS CORP     NASDA  144460102  4237      1115123         Sole          111512
                        Q OTC                                                     3
                        ISSUE
                        S
CHEROKEE INTERNATIONAL  COMMO  164450108  2240      660644          Sole          660644
CORP                    N
                        STOCK
                        S
DIGIGRAD CORP           NASDA  253827109  2462      762203          Sole          762203
                        Q OTC
                        ISSUE
                        S
DIVX INC                NASDA  255413106  7261      488319          Sole          488319
                        Q OTC
                        ISSUE
                        S
HUTCHINSON TECHNOLOGY   NASDA  448407106  6612      268794          Sole          268794
INC                     Q OTC
                        ISSUE
                        S
I2 TECHNOLOGIES INC     NASDA  465754208  3782      248000          Sole          248000
                        Q OTC
                        ISSUE
                        S
INGRAM MICRO INC CL A   COMMO  457153104  7583      386667          Sole          386667
                        N
                        STOCK
                        S
INSIGHT ENTERPRISES INC NASDA  45765U103  4472      173266          Sole          173266
                        Q OTC
                        ISSUE
                        S
IXIA                    NASDA  45071R109  5973      684993          Sole          684993
                        Q OTC
                        ISSUE
                        S
MIPS TECHNOLOGIES INC   NASDA  604567107  7473      946010          Sole          946010
                        Q OTC
                        ISSUE
                        S
MOTIVE INC              COMMO  61980V107  536       318844          Sole          318844
                        N
                        STOCK
                        S
MULTI-FINELINE          NASDA  62541B101  4553      307018          Sole          307018
ELECTRONIX INC          Q OTC
                        ISSUE
                        S
NETFLIX COM INC         NASDA  64110L106  4150      200000          Sole          200000
                        Q OTC
                        ISSUE
                        S
NETLOGIC MICROSYSTEMS   PUT    64118B100  5417      150000     PUT  Sole          150000
INC                     OPTIO
                        NS
PHOTRONIC INC           NASDA  719405102  4161      364722          Sole          364722
                        Q OTC
                        ISSUE
                        S
QLOGIC CORP             NASDA  747277101  9882      734715          Sole          734715
                        Q OTC
                        ISSUE
                        S
RACKABLE SYS INC        NASDA  750077109  4721      363996          Sole          363996
                        Q OTC
                        ISSUE
                        S
RADISYS CORP            NASDA  750459109  2521      202466          Sole          202466
                        Q OTC
                        ISSUE
                        S
RADWARE LTD             NASDA  M81873107  3018      192326          Sole          192326
                        Q OTC
                        ISSUE
                        S
REALNETWORKS INC        NASDA  75605L104  4305      635000          Sole          635000
                        Q OTC
                        ISSUE
                        S
SEAGATE TECHNOLOGY      COMMO  G7945J104  12091     472667          Sole          472667
HOLDINGS                N
                        STOCK
                        S
SEMTECH                 NASDA  816850101  8860      432600          Sole          432600
                        Q OTC
                        ISSUE
                        S
SUPPORTSOFT INC         NASDA  868587106  5699      975888          Sole          975888
                        Q OTC
                        ISSUE
                        S
SYCAMORE NETWORKS INC   NASDA  871206108  2768      680000          Sole          680000
                        Q OTC
                        ISSUE
                        S
SYMMETRICOM INC         NASDA  871543104  8211      1746937         Sole          174693
                        Q OTC                                                     7
                        ISSUE
                        S
TECH DATA CORP          NASDA  878237106  9429      235010          Sole          235010
                        Q OTC
                        ISSUE
                        S
THORATEC LABORATORIES   NASDA  885175307  5993      289680          Sole          289680
CORP NEW                Q OTC
                        ISSUE
                        S
THORATEC LABORATORIES   PUT    885175307  7097      343000     PUT  Sole          343000
CORP NEW                OPTIO
                        NS
ULTRA CLEAN HOLDINGS    MISCE  90385V107  4407      300605          Sole          300605
INC                     LLANE
                        OUS
                        EQUIT
                        IES
UNIVERSAL DISPLAY CORP  NASDA  91347P105  2293      129425          Sole          129425
                        Q OTC
                        ISSUE
                        S


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